COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Base rent	$ 3,153	$ 3,462	$ 3,613
Straight-line rent	25	25	133
Lease termination	27	68	27
Other lease income	662	662	627
Other revenue from tenants	982	946	997
Total commercial property revenue	4,849	5,163	$ 5,397
Rent abatements due to shutdown	13	82
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	20,758	20,327
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,933	2,776
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	9,266	9,029
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 8,559	$ 8,522
Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	1 year
Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	15 years